Investment Securities (Schedule of Contractual Maturities of Debt Securities) (Details)	12 Months Ended								12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Cost [Member] USD ($)	Mar. 31, 2011 Cost [Member] JPY (¥)	Mar. 31, 2011 Fair Value [Member] USD ($)	Mar. 31, 2011 Fair Value [Member] JPY (¥)	Mar. 31, 2009 Available-for-sale Securities [Member] JPY (¥)
Contractual debt maturities - Due after one year through five years					$ 6,229,000	¥ 517,000,000	$ 6,253,000	¥ 519,000,000
Contractual debt maturities - Over five years					15,482,000	1,285,000,000	15,976,000	1,326,000,000
Available-for-sale securities, Debt securities, Total					21,711,000	1,802,000,000	22,229,000	1,845,000,000
Proceeds from sales of available-for-sale securities	1,518,000	126,000,000	1,027,000,000	243,000,000
Available-for-sale securities, Gross realized gains (losses), Sale proceeds		0	0	0
Losses on impairment of securities	$ 22,217,000	¥ 1,844,000,000	¥ 169,000,000	¥ 26,837,000,000					¥ 26,543,000,000
The number of impaired available-for-sale securities	14	14		23